SEGMENT AND GEOGRAPHIC INFORMATION - Summary of Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 481.6	$ 381.9
United States of America
Disclosure Of Operating Segments [Line Items]
Non-current assets	317.6	188.4
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	44.7	46.1
Europe
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 119.3	$ 147.4